The Company - Additional Information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended			1 Months Ended				12 Months Ended
	Jan. 26, 2012	Jun. 30, 2013 Operations Facility	Dec. 31, 2012 T Operations Facility Ratio	Jun. 30, 2013 Class B common stock [Member]	Dec. 31, 2012 Class B common stock [Member]	Dec. 31, 2012 Class A common stock [Member]	Jun. 30, 2013 Class A common stock [Member]	Dec. 31, 2012 Exxaro [Member]	Jun. 30, 2013 Exxaro [Member]	Jun. 30, 2012 Exxaro [Member]	Dec. 31, 2012 Exxaro [Member] Class B common stock [Member]	Dec. 31, 2012 Exxaro [Member] Class A common stock [Member]	Jun. 30, 2013 Tiwest Joint Venture [Member]	Dec. 31, 2012 Tiwest Joint Venture [Member]	Dec. 31, 2012 Tronox Incorporated stockholders [Member]
Number of TiO2 operation facilities		3	3
Number of mining operations		3	3
Acquisition mineral sands operations								74.00%	74.00%	74.00%
Percentage of outstanding voting securities of Tronox Limited													50.00%	50.00%
Common stock, shares issued						15,413,083					9,950,856
Retained ownership interest of Exxaro and its subsidiaries			26.00%		26.00%			45.00%	45.00%
Percentage of Tronox Limited's voting securities									44.40%			44.60%
Annual TiO2 production capacity			465,000
Combined production capacity of titanium feedstock			723,000
Combined production capacity of titanium zircon			265,000
Percentage of outstanding voting securities of Tronox Limited								39.20%							60.80%
Additional shares issued on stock split	4		4
Share split for stockholders			5-to-1
Share split ratio			5
Percentage of outstanding voting securities of Tronox Limited			10.00%
Repurchase of class A shares				51,154,280	51,154,280	63,413,288	64,307,964					1,400,000